UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7644
                                                      --------

                       Gabelli Capital Series Funds, Inc.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

Portfolio of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------
Common Stocks -- 98.8%
-------------------------------------------------------------------------------

                                                                       Market
Shares                                                Cost             Value
-------------------------------------------------------------------------------

Agriculture -- 1.3%
--------------------------------------------------------------------------------
     170,000   Archer-Daniels-Midland Co.         $  2,025,575      $ 2,187,900
--------------------------------------------------------------------------------
Automotive -- 0.1%
       5,000   General Motors Corp.                    215,450          180,000
--------------------------------------------------------------------------------
Automotive: Parts and Accessories -- 4.1%
      11,000   BorgWarner Inc.                         548,038          708,400
      30,000   CLARCOR Inc.                            568,183        1,156,500
     135,000   Dana Corp.                            2,386,037        1,560,600
      95,000   GenCorp Inc.                            884,960          844,550
      65,000   Modine Manufacturing Co.              2,115,587        1,259,050
      68,000   Scheib (Earl) Inc.+                     426,621          186,660
      45,000   Standard Motor Products Inc.            956,300          499,500
       8,000   Superior Industries
                 International Inc.                    208,557          333,600
      45,000   Tenneco Automotive Inc.+                330,020          162,000
      34,300   TransPro Inc.+                          216,824          153,664
                                                  ------------      ------------
                                                     8,641,127        6,864,524
--------------------------------------------------------------------------------
Aviation: Parts and Services -- 2.6%
       6,000   AAR Corp.+                               85,746           42,360
      27,000   Barnes Group Inc.                       517,834          587,520
      14,662   Curtiss-Wright Corp., Cl. B             763,086          913,443
     105,500   Fairchild Corp., Cl. A+                 695,111          425,165
      50,000   Kaman Corp., Cl. A                      652,719          584,500
      20,000   Moog Inc., Cl. A+                       384,283          695,000
      30,000   Sequa Corp., Cl. A+                   1,048,824        1,029,000
       2,000   Sequa Corp., Cl. B+                      99,299           82,720
                                                  ------------      ------------
                                                     4,246,902        4,359,708
--------------------------------------------------------------------------------
Broadcasting -- 5.5%
      34,500   Fisher Communications Inc.+           2,118,303        1,687,395
     130,000   Granite Broadcasting Corp.+             811,711          397,800
     212,000   Gray Television Inc.                  2,206,808        2,628,800
      52,000   Grupo Televisa SA, ADR                1,949,217        1,794,000
      50,000   Liberty Corp.                         2,401,567        2,125,000
      40,000   Paxson Communications
                 Corp.+                                385,178          239,600
      17,000   Young Broadcasting Inc.,
                 Cl. A+                                334,600          359,210
                                                  ------------      ------------
                                                    10,207,384        9,231,805
--------------------------------------------------------------------------------
Business Services -- 1.5%
     100,000   Cendant Corp.+                        1,415,716        1,832,000
      71,500   Nashua Corp.+                           624,923          636,350
                                                  ------------      ------------
                                                     2,040,639        2,468,350
--------------------------------------------------------------------------------
Cable -- 3.4%
       5,000   Adelphia Communications
                 Corp., Cl. A+                           5,250            1,360
     255,000   Cablevision Systems Corp.,
                 Cl. A+                              2,570,316        5,293,800
      80,000   UnitedGlobalCom Inc., Cl. A+            432,979          413,600
                                                  ------------      ------------
                                                     3,008,545        5,708,760
--------------------------------------------------------------------------------
Communications Equipment -- 1.5%
     235,000   Corning Inc.+                         1,859,030        1,736,650
      75,000   Lucent Technologies Inc.+               359,333          152,250
      50,000   Motorola Inc.                           557,233          471,500
      65,000   Nortel Networks Corp.+                  337,500          175,500
                                                  ------------      ------------
                                                     3,113,096        2,535,900
--------------------------------------------------------------------------------
Computer Software and Services -- 1.0%
      80,000   EMC Corp.+                            1,160,420          837,600
       3,000   J.D. Edwards & Co.+                      39,694           42,990
      21,000   PeopleSoft Inc.+                        377,725          369,390
       5,000   Veridian Corp.+                         173,700          174,450
     153,600   Xanser Corp.+                           502,113          330,240
                                                  ------------      ------------
                                                     2,253,652        1,754,670
--------------------------------------------------------------------------------
Consumer Products -- 3.2%
       8,000   Alberto-Culver Co., Cl. B               370,976          408,800
       2,000   Fortune Brands Inc.                      80,080          104,400
      35,000   Gallaher Group plc, ADR                 845,494        1,386,000
      25,000   Gillette Co.                            764,346          796,500
      35,000   National Presto Industries Inc.       1,221,215        1,106,000
      12,000   Procter & Gamble Co.                    762,584        1,070,160
       5,000   Sony Corp., ADR                         142,892          140,000
      50,000   Weider Nutrition International
                 Inc.+                                 112,870          113,000
       5,000   Wolverine World Wide Inc.                75,650           96,300
                                                  ------------      ------------
                                                     4,376,107        5,221,160
--------------------------------------------------------------------------------
Consumer Services -- 2.4%
      20,000   InterActiveCorp+                        154,375          791,400
     170,000   Rollins Inc.                          2,001,838        3,204,500
                                                  ------------      ------------
                                                     2,156,213        3,995,900
--------------------------------------------------------------------------------
Diversified Industrial -- 4.7%
      43,000   Ampco-Pittsburgh Corp.                  673,519          576,200
      44,000   Baldor Electric Co.                     940,017          906,400
      50,000   Cooper Industries Ltd., Cl. A         2,279,267        2,065,000
      30,000   Crane Co.                               623,766          678,900
      25,000   GATX Corp.                              874,865          408,750
      10,000   Greif Inc., Cl. A                       278,969          230,000
      13,500   Harbor Global Co. Ltd.+                  31,716          101,250
      10,000   Honeywell International Inc.            207,700          268,500
      73,600   Katy Industries Inc.+                   968,000          359,168
      80,000   Myers Industries Inc.                   752,751          760,000
      70,000   Sensient Technologies Corp.           1,321,921        1,609,300
      19,000   WHX Corp.+                              104,092           39,900
                                                  ------------      ------------
                                                     9,056,583        8,003,368
--------------------------------------------------------------------------------
Electronics -- 1.4%
--------------------------------------------------------------------------------
      35,000   Agere Systems Inc., Cl. B+               83,825           80,500
      65,000   Texas Instruments Inc.                1,602,240        1,144,000
      75,000   Thomas & Betts Corp.+                 1,375,461        1,083,750
                                                  ------------      ------------
                                                     3,061,526        2,308,250
--------------------------------------------------------------------------------

                See accompanying notes to financial statements.


--------------------------------------------------------------------------------
124

--------------------------------------------------------------------------------

                                                                       Market
Shares                                                Cost             Value
-------------------------------------------------------------------------------
Energy and Utilities -- 4.8%
      16,369   ConocoPhillips                     $    973,243      $   897,021
       6,000   Devon Energy Corp.                      287,172          320,400
      70,000   DQE Inc.                              1,060,298        1,054,900
     105,000   El Paso Corp.                         1,581,994          848,400
     110,000   El Paso Electric Co.+                   988,418        1,356,300
      15,000   Exxon Mobil Corp.                       495,749          538,650
       4,666   Florida Public Utilities Co.             55,292           76,289
      30,000   Kerr-McGee Corp.                      1,609,051        1,344,000
      15,000   Mirant Corp.+                           145,050           43,500
      60,000   Northeast Utilities                   1,151,948        1,004,400
      17,000   Progress Energy Inc., CVO+                7,800            1,785
      10,000   SEMCO Energy Inc.                        96,767           58,200
      31,000   Southwest Gas Corp.                     755,588          656,580
                                                  ------------      ------------
                                                     9,208,370        8,200,425
--------------------------------------------------------------------------------
Entertainment -- 9.4%
     100,000   AOL Time Warner Inc.+                 1,745,918        1,609,000
      35,000   Dover Motorsports Inc.                  222,318          143,500
      70,000   Fox Entertainment Group Inc.,
                 Cl. A+                              1,745,087        2,014,600
       6,000   GC Companies Inc.+                       12,120              900
     150,000   Gemstar-TV Guide
                 International Inc.+                 1,155,200          763,500
     330,000   Liberty Media Corp., Cl. A+           1,571,714        3,814,800
     100,000   Metro-Goldwyn-Mayer Inc.+             1,428,013        1,242,000
     125,000   The Walt Disney Co.                   2,664,559        2,468,750
      22,000   Topps Co. Inc.+                         195,925          188,980
      50,000   Viacom Inc., Cl. A+                     906,108        2,185,000
      77,000   Vivendi Universal SA, ADR+            1,393,454        1,419,880
      10,000   World Wrestling
                 Entertainment Inc.                    108,994          102,900
                                                  ------------      ------------
                                                    13,149,410       15,953,810
--------------------------------------------------------------------------------
Environmental Services -- 1.0%
      75,000   Allied Waste Industries Inc.+           708,062          753,750
      10,000   Catalytica Energy Systems
                 Inc.+                                  64,527           27,000
      40,000   Waste Management Inc.                   725,561          963,600
                                                  ------------      ------------
                                                     1,498,150        1,744,350
--------------------------------------------------------------------------------
Equipment and Supplies -- 7.4%
      38,000   AMETEK Inc.                             765,217        1,392,700
      20,000   Baldwin Technology Co. Inc.,
                 Cl. A+                                 51,196           12,800
      60,000   Belden Inc.                             966,920          953,400
       2,000   Capstone Turbine Corp.+                   2,800            2,180
       7,000   CIRCOR International Inc.                73,502          124,810
     100,000   CTS Corp.                             1,102,936        1,045,000
      16,000   Cuno Inc.+                              315,437          577,920
      21,000   Eastern Co.                             326,937          306,600
     200,000   Fedders Corp.                           999,986          614,000
      50,000   Flowserve Corp.+                        681,978          983,500
      21,000   Franklin Electric Co. Inc.              367,306        1,168,650
      30,000   GrafTech International Ltd.+            434,094          163,500
      25,000   IDEX Corp.                              649,162          906,000
       3,000   Imagistics International Inc.+           60,106           77,400
     200,000   Interpump Group SpA                     828,802          810,730
      43,000   Navistar International Corp.+           881,354        1,403,090
      47,000   SPS Technologies Inc.+                1,966,512        1,270,880
      45,000   Watts Industries Inc., Cl. A            624,805          803,250
                                                  ------------      ------------
                                                    11,099,050       12,616,410
--------------------------------------------------------------------------------
Financial Services -- 4.4%
       8,000   Allstate Corp.                          269,291          285,200
      82,000   American Express Co.                  2,811,691        3,428,420
      66,000   Argonaut Group Inc.                   1,666,305          813,780
      10,000   Bank of New York Co. Inc.               332,387          287,500
      15,000   BKF Capital Group Inc.+                 388,458          327,450
      13,000   Deutsche Bank AG, ADR                   797,893          837,460
     120,000   J Net Enterprises Inc.+                 501,321          129,600
      44,000   Midland Co.                             318,783          977,240
       8,000   Wachovia Corp.                          229,125          319,680
                                                  ------------      ------------
                                                     7,315,254        7,406,330
--------------------------------------------------------------------------------
Food and Beverage -- 8.8%
       6,000   Allied Domecq plc, ADR                  114,300          136,140
      11,000   Brown-Forman Corp., Cl. A               526,976          885,500
      35,000   Campbell Soup Co.                       938,291          857,500
       6,000   Coca-Cola Co.                           300,882          278,460
      60,000   Corn Products International
                 Inc.                                1,491,142        1,801,800
      52,029   Del Monte Foods Co.+                    458,537          459,936
      55,000   Diageo plc, ADR                       2,099,518        2,406,800
      75,000   Flowers Foods Inc.                      793,594        1,482,000
       5,000   General Mills Inc.                      201,390          237,050
      72,000   Heinz (H.J.) Co.                      2,670,208        2,374,560
      35,000   Kellogg Co.                             951,565        1,202,950
     190,000   PepsiAmericas Inc.                    2,587,238        2,386,400
      21,854   Tootsie Roll Industries Inc.            351,017          666,329
      60,000   Twinlab Corp.+                          144,933           13,800
                                                  ------------      ------------
                                                    13,629,591       15,189,225
--------------------------------------------------------------------------------
Health Care -- 1.1%
       2,000   DENTSPLY International Inc.              77,680           81,800
       4,000   Henry Schein Inc.+                      202,390          209,360
       5,000   Invitrogen Corp.+                       227,883          191,850
      13,000   IVAX Corp.+                             146,900          232,050
       3,000   Lilly (Eli) & Co.                       170,550          206,910
       2,000   Patterson Dental Co.+                    88,120           90,760
      25,000   Pfizer Inc.                             815,114          853,750
                                                  ------------      ------------
                                                     1,728,637        1,866,480
--------------------------------------------------------------------------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

Portfolio of Investments
June 30, 2003 (Unaudited) (Continued)

                                                                       Market
Shares                                                  Cost           Value
-------------------------------------------------------------------------------
Hotels and Gaming -- 3.1%
      70,000   Aztar Corp.+                       $    469,883      $ 1,127,700
      35,000   Boca Resorts Inc., Cl. A+               412,168          455,000
      23,000   Dover Downs Gaming &
                 Entertainment Inc.                    271,366          212,750
     115,000   Gaylord Entertainment Co.+            3,130,194        2,250,550
      90,000   Hilton Hotels Corp.                     707,015        1,151,100
                                                  ------------      ------------
                                                     4,990,626        5,197,100
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.4%
       5,000   MeadWestvaco Corp.                      105,119          123,500
      30,000   Pactiv Corp.+                           286,555          591,300
                                                  ------------      ------------
                                                       391,674          714,800
--------------------------------------------------------------------------------
Publishing -- 7.0%
       6,000   Knight-Ridder Inc.                      399,210          413,580
      20,000   Lee Enterprises Inc.                    537,934          750,600
      22,000   McClatchy Co., Cl. A                    637,731        1,267,640
      77,000   Media General Inc., Cl. A             3,429,240        4,404,400
       8,000   Meredith Corp.                          171,362          352,000
     153,600   Penton Media Inc.+                      453,316           90,624
     320,000   PRIMEDIA Inc.+                        1,528,685          976,000
      24,000   Pulitzer Inc.                           799,187        1,186,080
      70,000   Reader's Digest Association
                 Inc.                                1,172,322          943,600
       5,000   Scripps (E.W.) Co., Cl. A               377,750          443,600
      78,000   Thomas Nelson Inc.+                     887,216          975,000
                                                  ------------      ------------
                                                    10,393,953       11,803,124
--------------------------------------------------------------------------------
Real Estate -- 1.5%
      15,000   Catellus Development Corp.+             192,000          330,000
      28,000   Chateau Communities Inc.                838,144          828,520
      40,000   Griffin Land & Nurseries Inc.+          563,663          552,200
      70,000   RFS Hotel Investors Inc.                859,100          862,400
                                                  ------------      ------------
                                                     2,452,907        2,573,120
--------------------------------------------------------------------------------
Retail -- 1.2%
      15,000   Aaron Rents Inc., Cl. A                 281,332          364,500
      12,000   Ingles Markets Inc., Cl. A              150,950          121,200
      55,000   Lillian Vernon Corp. +                  809,167          397,650
      30,000   Neiman Marcus Group Inc.,
                 Cl. A+                                956,121        1,098,000
                                                  ------------      ------------
                                                     2,197,570        1,981,350
--------------------------------------------------------------------------------
Satellite -- 0.9%
     120,000   General Motors Corp., Cl. H+          2,335,691        1,537,200
--------------------------------------------------------------------------------
Specialty Chemicals -- 2.8%
      40,000   Ferro Corp.                             813,581          901,200
       8,000   Fuller (H.B.) Co.                       219,916          176,160
      35,000   Great Lakes Chemical Corp.            1,027,914          714,000
       2,000   Hawkins Inc.                             15,000           20,040
     142,000   Hercules Inc.+                        2,101,915        1,405,800
      25,000   MacDermid Inc.                          370,582          657,500
      40,000   Material Sciences Corp.+                395,297          388,000
      81,500   Omnova Solutions Inc.+                  603,317          329,260
       5,000   Quaker Chemical Corp.                    87,063          125,250
                                                  ------------      ------------
                                                     5,634,585        4,717,210
--------------------------------------------------------------------------------
Telecommunications -- 6.7%
      37,000   AT&T Corp.                            1,233,240          712,250
      10,000   BellSouth Corp.                         262,312          266,300
      10,000   BT Group plc, ADR                       382,029          336,600
      45,000   CenturyTel Inc.                       1,234,302        1,568,250
     330,000   Cincinnati Bell Inc.+                 2,798,065        2,211,000
     105,000   Citizens Communications
                 Co.+                                1,177,224        1,353,450
     200,000   Qwest Communications
                 International Inc.+                   665,120          956,000
      35,000   SBC Communications Inc.               1,069,062          894,250
     138,000   Sprint Corp. - FON Group              2,430,000        1,987,200
      12,000   Swisscom AG, ADR                        353,279          340,080
      18,000   Verizon Communications Inc.             597,003          710,100
                                                  ------------      ------------
                                                    12,201,636       11,335,480
--------------------------------------------------------------------------------
Wireless Communications -- 5.6%
     160,000   AT&T Wireless Services Inc.+          1,611,289        1,313,600
      30,000   Leap Wireless International
                 Inc.+                                   8,400            1,500
      95,000   mm02 plc, ADR+                        1,041,228          876,850
      95,000   Nextel Communications Inc.,
                 Cl. A+                              1,489,705        1,717,600
      40,000   Price Communications Corp.+             609,914          516,400
      90,000   Rogers Wireless
                 Communications Inc.,
                 Cl. B+                              1,221,345        1,521,000
     110,000   Sprint Corp. - PCS Group+               842,822          632,500
      48,000   Telephone & Data Systems
                 Inc.                                1,997,965        2,385,600
      50,000   Western Wireless Corp.,
                 Cl. A+                                275,500          576,500
                                                  ------------      ------------
                                                     9,098,168        9,541,550
--------------------------------------------------------------------------------
  Total Common Stocks                              161,728,071      167,198,259
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.6%
--------------------------------------------------------------------------------
Broadcasting -- 0.6%
      43,000   News Corp. Ltd., Pfd., ADR            1,456,380        1,077,150
--------------------------------------------------------------------------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
126

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.7%
--------------------------------------------------------------------------------

Principal                                                             Market
  Amount                                                Cost          Value
--------------------------------------------------------------------------------
1,127,000      U.S. Treasury Bills,
                 0.848% to 1.075%++,
                 07/03/03 to 12/26/03             $  1,125,755        1,125,778
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%                       $164,310,206      169,401,187
--------------------------------------------------------------------------------
Other Assets and Liabilities (Net) -- (0.1)%                           (163,812)
NET ASSETS -- 100.0%                                               $169,237,375
--------------------------------------------------------------------------------
For Federal tax purposes:

Aggregate cost                                                     $164,310,206
                                                                   ============
Gross unrealized appreciation                                      $ 26,861,851
Gross unrealized depreciation                                       (21,770,870)
                                                                   ------------
Net unrealized appreciation/(depreciation)                         $  5,090,981
                                                                   ============

+  Non-income producing security.
++ Represents annualized yield at date of purchase.
ADR - American Depositary Receipt.
CVO - Contingent Value Obligation

                See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

Statement of Assets
and Liabilities
June 30, 2003 (Unaudited)

Assets:
  Investments, at value (Cost $164,310,206)                       $ 169,401,187
  Cash and foreign currency, at value
    (Cost $831,401)                                                     826,616
  Dividends, interest and reclaims receivable                           185,762
                                                                  -------------
    Total Assets                                                    170,413,565
                                                                  -------------
Liabilities:
  Payable for investments purchased                                     971,695
  Payable for investment advisory fees                                  140,071
  Other accrued expenses                                                 64,424
                                                                  -------------
    Total Liabilities                                                 1,176,190
                                                                  -------------
    Net Assets applicable to 12,251,741 shares
      outstanding                                                 $ 169,237,375
                                                                  =============
Net Assets consist of:
  Capital stock, at par value                                     $      12,252
  Additional paid-in capital                                        172,037,060
  Accumulated net investment income                                     172,132
  Accumulated net realized loss on investments                       (8,073,567)
  Net unrealized appreciation on investments                          5,089,498
                                                                  -------------
    Total Net Assets                                              $ 169,237,375
                                                                  =============
Net Asset Value, offering and redemption
  price per share ($169,237,375 / 12,251,741
  shares outstanding; 500,000,000 shares
  authorized of $0.001 par value)                                 $       13.81
                                                                  =============

Statement of Operations
For the Six Months Ended
June 30, 2003 (Unaudited)

Investment Income:
  Dividends (net of foreign taxes of $9,209)                      $   1,036,596
  Interest                                                                6,863
                                                                  -------------
    Total Investment Income                                           1,043,459
                                                                  -------------
  Expenses:
    Management fees                                                     776,365
    Legal and audit fees                                                 23,357
    Custodian fees                                                       21,733
    Directors' fees                                                      11,834
    Shareholder services fees                                             5,372
    Interest expense                                                      5,645
    Miscellaneous expenses                                               27,021
                                                                  -------------
      Total Expenses                                                    871,327
                                                                  -------------
  Net Investment Income                                                 172,132
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                 (1,632,581)
    Net change in unrealized appreciation
      (depreciation) on investments                                  21,338,289
                                                                  -------------
  Net Realized and Unrealized Gain
    on Investments                                                   19,705,708
                                                                  -------------
      NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                                 $  19,877,840
                                                                  =============

                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
128

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                           Six Months
                                                                                Ended       Year Ended
                                                                        June 30, 2003     December 31,
                                                                          (Unaudited)             2002
                                                                        -------------    -------------
Operations:
  Net investment income                                                 $     172,132    $     363,082
  Net realized loss on investments                                         (1,632,581)      (4,036,759)
  Net change in unrealized appreciation (depreciation) on investments      21,338,289      (26,863,133)
                                                                        -------------    -------------
    Net increase (decrease) in net assets resulting from operations        19,877,840      (30,536,810)
                                                                        -------------    -------------

Distributions to shareholders:
  Net investment income                                                            --         (363,739)
  Net realized gain on investments                                                 --          (66,467)
                                                                        -------------    -------------
    Total distributions to shareholders                                            --         (430,206)
                                                                        -------------    -------------

Capital share transactions:
  Net decrease in net assets from capital share transactions               (9,471,080)      (3,352,410)
                                                                        -------------    -------------
Net increase (decrease) in net assets                                      10,406,760      (34,319,426)

Net Assets:
  Beginning of period                                                     158,830,615      193,150,041
                                                                        -------------    -------------
  End of period                                                         $ 169,237,375    $ 158,830,615
                                                                        =============    =============

                 See accompanying notes to financial statements.


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

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited)

---------------
1. Organization
---------------

      The Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc. (the "Company"), was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's primary objective is growth of capital. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian") and other selected insurance companies.

----------------------------------
2. Significant Accounting Policies
----------------------------------

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.

      Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

Securities Transactions and Investment Income.

      Securities transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders.

      Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.


--------------------------------------------------------------------------------
130

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited) (continued)

Provision for Income Taxes.

      The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

      The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $3,125,346. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2010.

-------------------------------------
3. Agreements with Affiliated Parties
-------------------------------------

      Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services LLC (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

-----------------------
4. Portfolio Securities
-----------------------

      Purchases and proceeds from the sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $13,409,805 and $21,949,279, respectively.

-------------------------------
5. Transactions with Affiliates
-------------------------------

      During the six months ended June 30, 2003, the Fund paid brokerage commissions of $49,488 to Gabelli & Company, Inc. and its affiliates.

      The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement among the Fund, the Manager and the Adviser. During the six months ended June 30, 2003, the Fund reimbursed the Adviser $17,263 in connection with the cost of computing the Fund's net asset value.

------------------
6. Line of Credit.
------------------

      The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at June 30, 2003.

      The average daily amount of borrowings outstanding within the six months ended June 30, 2003 was $455,359, with a related weighted interest rate of 2.04%. The maximum amount borrowed at any time during the six months ended June 30, 2003 was $3,130,000.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

Notes to Financial Statements
June 30, 2003 (Unaudited) (continued)

-----------------------------
7. Capital Stock Transactions
-----------------------------

      Transactions in shares of capital stock were as follows:

                                            Six Months Ended                               Year Ended
                                             June 30, 2003                             December 31, 2002
                                            ----------------                           -----------------
                                     Shares             Amount                    Shares              Amount
                                     ------             ------                    ------              ------
Shares sold                          526,718         $  6,777,224                2,556,216         $ 34,683,501
Shares issued upon
   reinvestment of dividends              --                   --                   35,582              430,206
Shares redeemed                   (1,334,960)         (16,248,304)              (3,104,668)         (38,466,117)
                                  ----------         ------------               ----------         ------------
Net decrease                        (808,242)        $ (9,471,080)                (512,870)        $ (3,352,410)
                                  ==========         ============               ==========         ============


--------------------------------------------------------------------------------
132

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

                                               Six Months Ended                         Year Ended December 31,
                                                June 30, 2003   ----------------------------------------------------------------
                                                 (Unaudited)        2002           2001         2000          1999       1998
--------------------------------------------------------------------------------------------------------------------------------
Operating performance:
  Net asset value, beginning of period .......   $  12.16       $  14.23       $  14.71     $  17.48       $  16.20    $  15.31
                                                 --------       --------       --------     --------       --------    --------
  Net investment income ......................       0.01           0.03           0.07         0.04           0.02        0.03
  Net realized and unrealized gain (loss)
    on investments ...........................       1.64          (2.07)          0.31         0.87           3.15        1.74
                                                 --------       --------       --------     --------       --------    --------
  Total from investment operations ...........       1.65          (2.04)          0.38         0.91           3.17        1.77
                                                 --------       --------       --------     --------       --------    --------

Distributions to shareholders:
  Net investment income ......................         --          (0.03)         (0.08)       (0.04)         (0.02)      (0.03)
  Net realized gain on investments ...........         --          (0.00)(a)      (0.78)       (3.64)         (1.87)      (0.85)
                                                 --------       --------       --------     --------       --------    --------
  Total distributions ........................         --          (0.03)         (0.86)       (3.68)         (1.89)      (0.88)
                                                 --------       --------       --------     --------       --------    --------

Net asset value, end of period ...............   $  13.81       $  12.16       $  14.23     $  14.71       $  17.48    $  16.20
                                                 --------       --------       --------     --------       --------    --------
Total return + ...............................       13.6%         (14.3)%          2.6%         5.6%          19.8%       11.7%
                                                 --------       --------       --------     --------       --------    --------
Ratios to average net assets and
  supplemental data:
  Net assets, end of period (in 000's) .......   $169,237       $158,831       $193,150     $155,870       $176,086    $155,361
  Ratio of net investment income to average
    net assets ...............................       0.22%(c)       0.20%          0.54%        0.18%          0.13%       0.19%
  Ratio of operating expenses to average
    net assets ...............................       1.12%(c)       1.12%          1.09%        1.09%(b)       1.08%       1.12%
  Portfolio turnover rate ....................          9%            19%            29%          64%            54%         43%

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)   Amount represents less than $0.005 per share.
(b) The Fund incurred interest expense during the year ended December 31, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.08%.
(c)   Annualized.

                       See notes to financial statements.


--------------------------------------------------------------------------------
                                                                             133

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

     (a)(1)          Not applicable.

     EX-99.CERT      Certifications pursuant to Section 302 of the
                     Sarbanes-Oxley Act of 2002 are attached hereto.

     EX-99.906CERT   Certifications pursuant to Section 906 of the
                     Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant) Gabelli Capital Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Bruce N. Alpert
                          ------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date                      09/03/03
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Bruce N. Alpert
                          ------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date                      09/03/03
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Gus A. Coutsouros
                          ------------------------------------------------------
                          Gus A. Coutsouros, Principal Financial Officer

Date                      09/03/03
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.